Business combination	12 Months Ended
Dec. 31, 2020
Business combination
Business combination

30          Business combination

(a) Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd.

On 28 May 2018, the Group acquired additional 49% of the equity interest of Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd. (“Hangzhou Pengai”) at a consideration of RMB6,000,000. Hangzhou Pengai became a 100% subsidiary of the Company since then.

The following table summarises the consideration paid for Hangzhou Pengai.

RMB’000
Total consideration
Fair value of the previously held equity interest in an associate at the acquisition date	6,245
Cash consideration	6,000
12,245

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	2,022
Intangible assets	1,175
Other receivables	5,006
Inventories	188
Property, plant and equipment	6,365
Trade payables and other payables	(5,779)
Contract liabilities	(936)
Deferred income tax liabilities	(283)
Net identifiable assets acquired	7,758
Add: goodwill (Note 14)	4,487
Net assets acquired	12,245

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	(5,000)
Cash and cash equivalents	2,022
Net outflow of cash and cash equivalents included in cash flows from investing activities	(2,978)

As at 31 December 2018, the consideration payable balance in relation to the acquisition of Hangzhou Pengai is RMB1,000,000.

Acquisition-related costs have been charged to general and administrative expenses in consolidated statement of comprehensive income for the year ended 31 December 2018.

For the year ended 31 December 2018, the revenue included in consolidated statement of comprehensive income since 28 May 2018 contributed by Hangzhou Pengai was RMB9,613,000. Hangzhou Pengai also contributed profit of RMB298,000 over the same period.

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2018:

2018
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	765,406
Loss after tax	(312,224)

(b)Jinan Pengai Medical Aesthetic Clinic Co., Ltd.

In January 2017, the Group disposed of its entire 95% equity interest in Jinan Pengai Medical Aesthetic Clinic Co., Ltd. ("Jinan Pengai") to an independent third party (the "Buyer") at a consideration of RMB13,450,000. As of 31 December 2018, the consideration receivable balance in relation to the disposal was RMB13,450,000.

In January 2019, after due negotiation about the settlement of the consideration receivable between the Group and the Buyer, the Group entered into an agreement with the Buyer to acquire back the 95% equity interest in Jinan Pengai at a consideration of RMB13,450,000.

As a result of the acquisition, the Group is expected to increase its presence in Jinan. The goodwill of approximately RMB8,849,000 arising from the acquisition is attributable to synergies expected to be generated from the acquisition. None of the goodwill recognised is expected to be deductible for income tax purpose.

The following table summarises the consideration paid for Jinan Pengai.

RMB’000
Purchase consideration
Settlement of receivable due from the Buyer	13,450
Settlement of pre-existing balance with Jinan Pengai	1,190
Total purchase consideration	14,640

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	66
Trade receivables and other receivables	1,638
Inventories	367
Properties, plant and equipment	5,324
Intangible assets	4,630
Trade payables and other payables	(1,544)
Lease liabilities	(3,331)
Deferred tax liabilities	(1,054)
Non-controlling interest	(305)
Net identifiable assets acquired	5,791
Add: goodwill (Note 14)	8,849
Net assets acquired	14,640

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash paid	—
Cash and cash equivalents	66
Net inflow of cash and cash equivalents included in cash flows from investing activities	66

Acquisition-related costs have been charged to general and administrative expenses in consolidated statement of comprehensive income for the year ended 31 December 2019.

For the year ended 31 December 2019, the revenue included in consolidated statement of comprehensive income since 1 January 2019 contributed by Jinan Pengai was approximately RMB10,107,000. Jinan Pengai also contributed loss of approximately RMB2,791,000 over the same period.

(c)Shenzhen Pengai Yueji Medical Aesthetic Clinic Co. Ltd.

In March 2019, the Group acquired an additional 30% equity interest of Shenzhen Pengai Yueji Medical Aesthetic Clinic Co., Ltd. ("Shenzhen Yueji") at a consideration of RMB30,000,000. This resulted in an increase of the Company's equity interest of Shenzhen Yueji from 30% to 60%. Shenzhen Yueji became a subsidiary of the Company since then.

The following table summarises the consideration for this transaction.

RMB’000
Total consideration
Fair value of the previously held equity interest in Shenzhen Yueji at the
acquisition date	30,000
Cash consideration	30,000
Settlement of pre-existing balance with Shenzhen Yueji	19,442
79,442

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	1,054
Trade and other receivables	8,056
Inventories	1,966
Property, plant and equipment	43,081
Intangible assets	38,840
Trade payables and other payables	(10,491)
Borrowings	(3,400)
Lease liabilities	(26,057)
Income tax payable	(131)
Deferred tax liabilities	(8,323)
Non-controlling interest	(17,838)
Net identifiable assets acquired	26,757
Add: goodwill (Note 14)	52,685
Net assets acquired	79,442

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash paid	(30,000)
Cash and cash equivalents	1,054
Net outflow of cash and cash equivalents included in cash flows from investing activities	(28,946)

Acquisition-related costs have been charged to general and administrative expenses in consolidated statement of comprehensive income for the year ended 31 December 2019.

For the year ended 31 December 2019, the revenue included in consolidated statement of comprehensive income since 1 April 2019 contributed by Shenzhen Yueji was approximately  RMB54,913,000. Shenzhen Yueji also contributed profit of approximately  RMB5,353,000 over the same period.

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2019:

2019
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	895,456
Profit after tax	85,040

(d)Shanghai Jiahong Medical Aesthetic Clinic Co., Ltd. (formerly known as Shanghai Mingyue Medical Aesthetic Clinic Co., Ltd.)

On 25 March 2020, the Group acquired 80% of the share capital of Shanghai Jiahong Medical Aesthetic Clinic Company Limited (“Shanghai Jiahong”), an aesthetic medical treatment provider operating in the PRC for RMB7,200,000 and obtained control.

As a result of the acquisition, the Group is expected to increase its presence in Shanghai. The goodwill of RMB6,446,000 arising from the acquisition is attributable to synergies expected to be generated from the acquisition. None of the goodwill recognised is expected to be deductible for income tax purpose.

The following table summarises the consideration paid for Shanghai Jiahong.

RMB’000
Purchase consideration
Cash paid	4,940
Consideration payable	2,260
Total purchase consideration	7,200

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	1,121
Intangible assets	2,120
Trade receivables and other receivables	602
Inventories	123
Properties, plant and equipment	4,014
Trade payables and other payables	(2,392)
Lease liabilities	(4,116)
Deferred income tax liabilities	(530)
Non-controlling interest	(188)
Net identifiable assets acquired	754
Add: goodwill (Note 14)	6,446
Net assets acquired	7,200

The non-controlling interest recognised at the acquisition date was measured at proportionate share of the acquired net identifiable assets.

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	(1,500)
Cash and cash equivalents	1,121
Net outflow of cash and cash equivalents included in cash flows from investing activities	(379)

(d)Shanghai Jiahong Medical Aesthetic Clinic Co., Ltd. (formerly known as Shanghai Mingyue Medical Aesthetic Clinic Co., Ltd.) (Continued)

Acquisition-related costs have been charged to general and administrative expenses in consolidated statement of comprehensive income for the year ended 31 December 2020.

For the year ended 31 December 2020, the revenue included in consolidated statement of comprehensive income since 26 March 2020 contributed by Shanghai Jiahong was approximately RMB14,587,000. Shanghai Jiahong also contributed profit of approximately RMB677,000 over the same period.

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2020:

2020
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	901,593
Loss after tax	(247,616)

(e)Xian New Pengai Yueji Medical Aesthetic Clinic Co., Ltd.

On 24 April 2020, the Group acquired 70% of the share capital of Xian New Pengai Yueji Medical Aesthetic Clinic Co. Ltd. (“Xian Pengai”), an aesthetic medical treatment provider operating in the PRC for RMB13,208,000 and obtained control.

As a result of the acquisition, the Group is expected to increase its presence in Xian. The goodwill of RMB9,961,000 arising from the acquisition is attributable to synergies expected to be generated from the acquisition. None of the goodwill recognised is expected to be deductible for income tax purpose.

The following table summarises the consideration paid for Xian Pengai.

RMB’000
Purchase consideration
Cash paid	10,500
Contingent consideration	2,252
Settlement of pre-existing balance with Xian Pengai	456

Total purchase consideration	13,208

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	245
Intangible assets	4,240
Trade receivables and other receivables	401
Inventories	148
Properties, plant and equipment	3,881
Trade payables and other payables	(180)
Lease liabilities	(3,585)
Current income tax liabilities	(99)
Deferred income tax liabilities	(412)
Non-controlling interest	(1,392)
Net identifiable assets acquired	3,247
Add: goodwill (Note 14)	9,961
Net assets acquired	13,208

The non-controlling interest recognised at the acquisition date was measured at proportionate share of the acquired net identifiable assets.

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	(5,820)
Cash and cash equivalents	245
Net outflow of cash and cash equivalents included in cash flows from investing activities	(5,575)

Contingent consideration is calculated based on a pre-determined formula with reference to the profit level of Xian Pengai in the year ended 31 December 2020 and the year ending 31 December 2021.

Acquisition-related costs have been charged to general and administrative expenses in consolidated statement of comprehensive income for the year ended 31 December 2020.

For the year ended 31 December 2020, the revenue included in consolidated statement of comprehensive income since 25 April 2020 contributed by Xian Pengai was approximately RMB1,690,000. Xian Pengai also contributed loss of approximately RMB1,972,000 over the same period.

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2020:

2020
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	903,306
Loss after tax	(246,715)

(f)Jiangsu Liangyan Hospital Management Co., Ltd.

On 3 September 2020, the Group acquired 80% of the share capital of Jiangsu Liangyan Hospital Management Co. Ltd. (“Jiangsu Liangyan”), an aesthetic medical treatment provider operating in the PRC for RMB39,147,000 and obtained control.

As a result of the acquisition, the Group is expected to increase its presence in Jiangsu and Yunnan. The goodwill of RMB29,186,000 arising from the acquisition is attributable to synergies expected to be generated from the acquisition. None of the goodwill recognised is expected to be deductible for income tax purpose.

The following table summarises the consideration paid for Jiangsu Liangyan.

RMB’000

Purchase consideration
Cash paid	25,000
Contingent consideration	8,181
Settlement of pre-existing balance with Jiangsu Liangyan	5,966

Total purchase consideration	39,147

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000

Cash and cash equivalents	1,198
Intangible assets	14,000
Trade receivables and other receivables	1,700
Inventories	452
Properties, plant and equipment	17,823
Trade payables and other payables	(2,717)
Borrowings	(810)
Lease liabilities	(13,928)
Deferred income tax liabilities	(3,337)
Non-controlling interest	(4,420)

Net identifiable assets acquired	9,961
Add: goodwill (Note 14)	29,186

Net assets acquired	39,147

The non-controlling interest recognised at the acquisition date was measured at proportionate share of the acquired net identifiable assets.

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000

Cash consideration	(25,000)
Cash and cash equivalents	1,198

Net outflow of cash and cash equivalents included in cash flows from investing activities	(23,802)

Contingent consideration is calculated based on a pre-determined formula with reference to the profit level of Jiangsu Liangyan in the year ending 31 December 2022.

Acquisition-related costs have been charged to general and administrative expenses in consolidated statement of comprehensive income for the year ended 31 December 2020.

For the year ended 31 December 2020, the revenue included in consolidated statement of comprehensive income since 4 September 2020 contributed by Jiangsu Liangyan was approximately RMB7,910,000. Jiangsu Liangyan also contributed loss of approximately RMB1,184,000 over the same period.

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2020:

2020
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	924,948
Loss after tax	(249,660)

(g)Guangdong Hanfei Hospital Investment Co., Ltd.

On 4 August 2020, the Group acquired 51% of the share capital of Guangdong Hanfei Hospital Investment Co., Ltd. (“Guangdong Hanfei”), an aesthetic medical treatment provider operating in the PRC for RMB125,426,000 and obtained control.

As a result of the acquisition, the Group is expected to increase its presence in Guangdong. The goodwill of RMB102,971,000 arising from the acquisition is attributable to synergies expected to be generated from the acquisition. None of the goodwill recognised is expected to be deductible for income tax purpose.

The following table summarises the consideration paid for Guangdong Hanfei.

RMB’000

Purchase consideration
Cash paid	61,000
Cash consideration payable	41,000
Contingent consideration	41,021
Derivative financial assets	(22,611)
Settlement of pre-existing balance with Guangdong Hanfei	5,016

Total purchase consideration	125,426

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000

Cash and cash equivalents	1,805
Intangible assets	61,057
Trade receivables and other receivables	13,020
Inventories	7,061
Properties, plant and equipment	173,577
Deferred income tax assets	2,894
Trade payables and other payables	(34,700)
Borrowings	(5,545)
Lease liabilities	(135,814)
Contract liabilities	(23,732)
Current income tax liabilities	(10,499)
Non-controlling interest	(26,669)

Net identifiable assets acquired	22,455
Add: goodwill (Note 14)	102,971

Net assets acquired	125,426

The non-controlling interest recognised at the acquisition date was measured at proportionate share of the acquired net identifiable assets.

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000

Cash consideration	(42,000)
Cash and cash equivalents	1,805

Net outflow of cash and cash equivalents included in cash flows from investing activities	(40,195)

For the cash consideration paid, RMB19,000,000 was paid in 2019 while RMB42,000,000 was paid in 2020 (Note 31(e)). Derivative financial assets represent an option for the Company to obtain additional equity interest of Guangdong Hanfei at nil consideration if Guangdong Hanfei does not meet target profit level in the year ended 31 December 2020 based on a pre-determined formula as stipulated in the share purchase agreement. Contingent consideration is calculated based on a pre-determined formula with reference to the profit level of Guangdong Hanfei in the year ending 31 December 2021.

Acquisition-related costs have been charged to general and administrative expenses in consolidated statement of comprehensive income for the year ended 31 December 2020.

For the year ended 31 December 2020, the revenue included in consolidated statement of comprehensive income since 4 August 2020 contributed by Guangdong Hanfei was approximately RMB181,371,000. Guangdong Hanfei also contributed profit of approximately RMB3,996,000 over the same period.

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2020:

2020
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	1,069,869
Loss after tax	(245,715)

On 25 December 2020, the Group entered into an agreement to dispose of the 51% equity interest of Guangdong Hanfei with the original shareholder. The disposal was due to the slower than expected recovery from COVID-19 and the overall less than satisfactory performance of the Guangdong Hanfei during the post-acquisition period (Note 31(e)).